UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.8%

                                                          SHARES        VALUE
                                                        ---------   ------------
BUSINESS SERVICES - 4.1%
   Cognizant Technology Solutions, Cl A *                 616,482   $ 17,304,650
                                                                    ------------
CONSUMER DISCRETIONARY - 1.9%
   Carmax *                                               603,153      8,082,250
                                                                    ------------
CONSUMER STAPLES - 1.9%
   CVS                                                    218,477      7,974,411
                                                                    ------------
ENERGY - 8.4%
   Halliburton                                            357,281     16,013,334
   Vestas Wind Systems *                                  149,900     19,809,054
                                                                    ------------
                                                                      35,822,388
                                                                    ------------
FINANCIALS - 12.1%
   Charles Schwab                                         867,739     19,862,546
   CME Group, Cl A                                         54,000     19,447,020
   Goldman Sachs Group                                     65,027     11,967,569
                                                                    ------------
                                                                      51,277,135
                                                                    ------------
HEALTH CARE - 26.2%
   Celgene *                                              415,680     31,379,683
   Covance *                                              148,337     13,617,336
   Genzyme *                                              343,629     26,339,163
   Gilead Sciences *                                      481,303     25,980,736
   Thermo Fisher Scientific *                             233,155     14,110,541
                                                                    ------------
                                                                     111,427,459
                                                                    ------------
INDUSTRIALS - 10.9%
   L-3 Communications Holdings                            121,805     12,020,936
   Quanta Services *                                      752,516     23,237,694
   Sunpower, Cl A *                                       138,347     10,897,593
                                                                    ------------
                                                                      46,156,223
                                                                    ------------
INFORMATION TECHNOLOGY - 8.8%
   Apple *                                                122,092     19,406,523

THE ADVISORS' INNER CIRCLE FUND                             EDGEWOOD GROWTH FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
INFORMATION TECHNOLOGY - CONTINUED
   Corning                                                903,375   $ 18,076,534
                                                                    ------------
                                                                      37,483,057
                                                                    ------------
INTERNET - 4.0%
   Google, Cl A *                                          35,599     16,865,026
                                                                    ------------
TELECOMMUNICATION SERVICES - 5.4%
   American Tower, Cl A *                                 552,755     23,160,434
                                                                    ------------
WIRELESS - 14.1%
   Qualcomm                                               499,466     27,640,448
   Research In Motion, Ltd. *                             262,113     32,192,719
                                                                    ------------
                                                                      59,833,167
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $393,076,554)                                            415,386,200
                                                                    ------------
SHORT-TERM INVESTMENT - 1.7%
   First American Treasury Obligations Fund,
     Cl Y, 1.610% (A)
      (Cost $7,147,128)                                 7,147,128      7,147,128
                                                                    ------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $400,223,682)+                                          $422,533,328
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $424,635,151.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN REPRESENTS THE 7-DAY YIELD AS OF JULY 31, 2008.

CL   - CLASS

LTD. - LIMITED

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $400,223,682, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $39,471,223 AND $(17,161,577), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

EMC-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008